PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of comprehensive income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed statements of comprehensive income
Income before income tax	$ 14,087,288	$ 12,359,202	$ 14,521,868
Income tax provision	1,489,190	1,701,019	1,746,897
Other comprehensive (loss) income
Comprehensive income	11,317,430	9,817,290	11,061,845
Parent | Reportable legal entity
Condensed statements of comprehensive income
Share of profit in subsidiaries, net (Note a)	12,453,369	10,545,978	12,568,750
Income before income tax	12,453,369	10,545,978	12,568,750
Net Income (Loss)	12,453,369	10,545,978	12,568,750
Other comprehensive (loss) income
Foreign currency translation loss	(1,135,939)	(728,688)	(1,506,905)
Comprehensive income	$ 11,317,430	$ 9,817,290	$ 11,061,845